Share Capital and Reserves	9 Months Ended
Dec. 31, 2023
Share Capital and Reserves
Share Capital and Reserves

11. SHARE CAPITAL AND RESERVES

(a)	Authorized and outstanding share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value (“Common Shares”) and an unlimited number of preferred shares. All issued Common Shares are fully paid. No preferred shares have been issued.

On September 8, 2023, 100,000 common shares were issued pursuant to a property agreement at $0.075 per share.

On August 20, 2020, 3,000,000 flow-through shares were issued pursuant to the exercise of warrants for gross proceeds of $150,000.

On October 2, 2020, 2,000,000 flow-through shares were issued pursuant to the exercise of warrants for gross proceeds of $100,000. $100 related to flow-through tax filing has been deducted from the gross proceeds as issuance costs.

Approximately $167,000 of the flow-through proceeds received were renounced to the shareholder as at December 31, 2020.

On December 2, 2021, 6,000,000 flow-through shares were issued pursuant to the exercise of warrants for gross proceeds of $300,000.

On December 1, 2023, 15,384,615 flow-through shares were issued pursuant to a flow-through private placement at a price of $0.13 each, totaling $2,000,000.

As at December 31, 2023, the amount of flow-through proceeds remaining to be expended is approximately $2,245,000 (March 31, 2023 - $245,000).

On December 1, 2023, 9,615,385 non-flow-through shares were issued pursuant to a non-flow-through private placement at a price of $0.08 each, totaling $769,231.

The BCMETC cannot be claimed by the Company on mineral exploration expenses related to meeting expenditure commitments pursuant to the issue of flow-through shares; however, the BCMETC itself, once received, may be used for any purpose.

As at December 31, 2023, there were 211,702,894 (March 31, 2023 – 186,602,894) Common Shares issued and outstanding.

(b)	Share purchase options

On March 9, 2022, the Company granted 3,480,000 incentive stock options to certain associates to acquire an aggregate of 3,480,000 common shares at $0.12 per share, for a period of three to five years, of which approximately 50% are being granted to insiders (Note 12(a)). All of the options are subject to the required TSXV acceptance and customary vesting provisions over 24 months. The fair value of these options at issue was determined to be $366,912 using the Black-Scholes pricing model and based on the following assumptions: risk-free rate of 1.65%; expected volatility of 139%; underlying market price of $0.12; strike price of $0.12; expiry term of 3 - 5 years; and dividend yield of nil.

On July 8, 2022, the Company entered into an Investor Relations Agreement (the “Agreement”) with Kin Communications Inc. (“Kin”). Pursuant to the Agreement, the Company granted Kin 1,000,000 stock options entitling Kin to purchase 1,000,000 common shares of the Company at a price of $0.11 per share for a period of five years. These options vest in four instalments of 25% each instalment, with the first instalment vesting 90 days after the effective date of the Agreement. The fair value of these options was determined at $88,486 using the Black-Scholes pricing model based on the following assumptions: risk-free rate of 3.21%; expected volatility of 139%; underlying market price of $0.10; strike price of $0.11; expiry term of 5 years; and dividend yield of nil.

On April 11, 2023, the Company granted 520,000 incentive stock options to certain associates to acquire an aggregate of 520,000 common shares at $0.125 per share, for a period of three years, of which 200,000 options were granted to insiders (Note 12(a)). All of the options are subject to the required TSXV acceptance and customary vesting provisions over 24 months. The fair value of these options at issue was determined to be $49,647 using the Black-Scholes pricing model and based on the following assumptions: risk-free rate of 3.56%; expected volatility of 123%; underlying market price of $0.13; strike price of $0.125; expiry term of 3 years; and dividend yield of nil.

The following summarizes changes in the Company’s share purchase options:

	December 31, 2023		March 31, 2023
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Beginning balance	0.10	6,480,000	0.09	5,480,000
Granted	0.125	520,000	0.11	1,000,000
Ending balance	0.11	7,000,000	0.10	6,480,000

The following summarizes information on the options outstanding and exercisable as at December 31, 2023:

		Weighted Average	Number of	Number of
		Remaining Contractual	Options	Options
Exercise price	Expiry date	Life (periods)	Outstanding	Exercisable

$0.05	4-Oct-24	0.76	2,000,000	2,000,000
$0.12	9-Mar-25	1.19	2,580,000	1,720,000
$0.12	9-Mar-27	3.19	900,000	500,000
$0.11	8-Jul-27	3.52	1,000,000	1,000,000
$0.125	11-Apr-26	2.28	520,000	156,000
		1.74	7,000,000	5,376,000

(c)	Share purchase warrants

The following common summarizes changes in the Company’s share purchase warrants:

	December 31, 2023		March 31, 2023
	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants
Beginning balance	0.06	6,176,470	0.05	5,000,000
Granted pursuant to the Loan (Note 9)		–	0.085	1,176,470
Granted pursuant to a private placement	0.08	4,807,693		–
Ending balance	0.07	10,984,163	0.06	6,176,470

(i) 2019 loan bonus warrants

In December 2019, 16,000,000 share purchase warrants were issued pursuant to the Loan (Note 9). The fair value of these warrants at issue was determined to be $490,449 at $0.03 per warrant using the Black-Scholes pricing model and based on the following assumptions: risk-free rate of 1.57%; expected volatility of 144%; underlying market price of $0.035; strike price of $0.05; expiry term of 5 years; and dividend yield of nil.

(ii) 2022 loan bonus warrants

In June 2022, 1,176,470 share purchase warrants were issued pursuant to the Loan (Note 9). The fair value of these warrants at issue was determined to be $99,191 at $0.085 per warrant using the Black-Scholes pricing model and based on the following assumptions: risk-free rate of 3.28%; expected volatility of 138%; underlying market price of $0.11; strike price of $0.085; expiry term of 2.45 years; and dividend yield of nil.

(iii) 2023 non-flow-through warrants

In December 2023, 4,807,693 share purchase warrants were issued pursuant to a non-flow-through private placement. The share purchase warrants have a strike price of $0.08, an expiry term of 5 years, and are subject to a blocker term that prohibits exercise of the warrants to the extent the holder would as a result of any exercise exceed 19.99% of the issued shares.